RiverNorth Enhanced Pre-Merger SPAC ETF
Schedule of Investments
September 30, 2024 (Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 97.6%	Shares	Value
AA Mission Acquisition Corp. (a)	5,000	$50,050
Acri Capital Acquisition Corp. (a)	9,121	105,621
Ai Transportation Acquisition Corp. (a)	19,934	208,908
Aimei Health Technology Co. Ltd. (a)	14,391	150,890
Ares Acquisition Corp. II (a)	18,471	200,041
Bayview Acquisition Corp. - Class A (a)	7,251	74,830
Black Hawk Acquisition Corp. - Class A (a)	19,755	202,094
Cantor Equity Partners, Inc. (a)	2,500	25,050
Centurion Acquisition Corp. (a)	9,888	98,979
Chenghe Acquisition II Co. (a)	8,036	80,521
Colombier Acquisition Corp. II - Class A (a)	12,813	131,461
DT Cloud Star Acquisition Corp. (a)	5,000	50,550
EQV Ventures Acquisition Corp. (a)	10,000	99,300
ESH Acquisition Corp. - Class A (a)	18,218	193,111
Eureka Acquisition Corp. (a)	2,254	23,036
Flag Ship Acquisition Corp. (a)	8,679	87,658
Four Leaf Acquisition Corp. - Class A (a)	19,934	218,477
Global Lights Acquisition Corp. (a)	20,802	217,589
GP-Act III Acquisition Corp. - Class A (a)	17,748	178,722
Graf Global Corp. (a)	20,000	200,600
HCM II Acquisition Corp. (a)	5,000	49,950
IB Acquisition Corp. (a)	4,998	50,105
Inflection Point Acquisition Corp. II - Class A (a)	8,000	85,920
Iron Horse Acquisitions Corp. (a)	12,150	123,808
JVSPAC Acquisition Corp. - Class A (a)	14,218	147,014
Keen Vision Acquisition Corp. (a)	10,401	111,915
Launch One Acquisition Corp. (a)	5,000	50,050
Legato Merger Corp. III (a)	20,052	204,430
Lionheart Holdings (a)	8,336	84,277
M3-Brigade Acquisition V Corp. (a)	10,000	100,300
Melar Acquisition Corp. I - Class A (a)	8,794	87,896
Newbury Street Acquisition Corp. (a)	18,238	199,159
Oak Woods Acquisition Corp. - Class A (a)	18,262	201,612
Quetta Acquisition Corp. (a)	19,934	207,513
RF Acquisition Corp. II (a)	8,065	82,102
SIM Acquisition Corp. I (a)	5,000	50,200
Spark I Acquisition Corp. (a)	19,934	209,307
TMT Acquisition Corp. - Class A (a)	18,272	203,733
Trailblazer Merger Corp. I (a)	19,088	209,968
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $4,803,909)		5,056,747

RIGHTS - 1.1%	Contracts	Value
Holding Companies-Diversified - 1.1%
Ai Transportation Acquisition Corp., Expires 09/01/2028, Exercise Price $10.00 (a)	19,934	3,164
Aimei Health Technology Co. Ltd., Expires 11/17/2028, Exercise Price $10.00 (a)	14,391	3,814
Bayview Acquisition Corp., Expires 06/15/2025, Exercise Price $10.00 (a)	7,251	1,088
Black Hawk Acquisition Corp., Expires 06/20/2025, Exercise Price $10.00 (a)	3,951	4,583
Bukit Jalil Global Acquisition 1 Ltd., Expires 12/30/2024, Exercise Price $10.00 (a)	19,934	3,339
Distoken Acquisition Corp., Expires 11/30/2027, Exercise Price $10.00 (a)	8,873	1,051
ESH Acquisition Corp., Expires 12/13/2024, Exercise Price $10.00 (a)	19,934	2,208
Global Lights Acquisition Corp., Expires 11/14/2024, Exercise Price $10.00 (a)	20,802	3,485
Golden Star Acquisition Corp., Expires 03/30/2025, Exercise Price $10.00 (a)	24,341	9,371
Horizon Space Acquisition I Corp., Expires 12/27/2024, Exercise Price $10.00 (a)	3,101	318
IB Acquisition Corp., Expires 09/28/2025, Exercise Price $10.00 (a)	4,998	462
Iron Horse Acquisitions Corp., Expires 06/27/2025, Exercise Price $1.00 (a)	12,150	2,315
JVSPAC Acquisition Corp., Expires 11/26/2026, Exercise Price $10.00 (a)	14,218	3,843
Mars Acquisition Corp., Expires 02/09/2028, Exercise Price $10.00 (a)	9,397	2,443
Oak Woods Acquisition Corp., Expires 03/23/2028, Exercise Price $10.00 (a)	19,934	4,884
Quetta Acquisition Corp., Expires 11/30/2024, Exercise Price $1.00 (a)	1,994	2,592
RF Acquisition Corp. II, Expires 05/01/2026, Exercise Price $0.00 (a)	8,065	597
TMT Acquisition Corp., Expires 03/27/2028, Exercise Price $10.00 (a)	19,934	5,442
Trailblazer Merger Corp. I, Expires 04/21/2028, Exercise Price $10.00 (a)	19,088	3,436
Total Holding Companies-Diversified		58,435
TOTAL RIGHTS (Cost $48,078)		58,435

WARRANTS - 0.3%	Contracts	Value
Above Food Ingredients, Inc., Expires 06/28/2029, Exercise Price $11.50 (a)	2,010	35
Alchemy Investments Acquisition Corp. 1, Expires 06/26/2028, Exercise Price $11.50 (a)	2,758	257
Ares Acquisition Corp. II, Expires 06/12/2028, Exercise Price $11.50 (a)	10,085	1,614
Bukit Jalil Global Acquisition 1 Ltd., Expires 08/21/2028, Exercise Price $11.50 (a)	9,967	299
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50 (a)	4,944	445
Chenghe Acquisition II Co., Expires 07/29/2029, Exercise Price $11.50 (a)	4,018	281
Colombier Acquisition Corp. II, Expires 12/31/2028, Exercise Price $11.50 (a)	4,271	1,367
Distoken Acquisition Corp., Expires 11/30/2027, Exercise Price $11.50 (a)	8,873	209
Four Leaf Acquisition Corp., Expires 03/15/2028, Exercise Price $11.50 (a)	19,934	1,196
Goal Acquisitions Corp., Expires 02/11/2026, Exercise Price $11.50 (a)	2,463	36
Gores Holdings IX, Inc., Expires 01/14/2029, Exercise Price $11.50 (a)	4,396	386
GP-Act III Acquisition Corp., Expires 05/13/2029, Exercise Price $11.50 (a)	8,874	1,021
Haymaker Acquisition Corp. 4, Expires 05/31/2028, Exercise Price $11.50 (a)	2,397	407
Hennessy Capital Investment Corp. VI, Expires 06/10/2026, Exercise Price $11.50 (a)	3,542	248
Horizon Space Acquisition I Corp., Expires 12/27/2029, Exercise Price $11.50 (a)	3,101	70
Inflection Point Acquisition Corp. II, Expires 07/17/2028, Exercise Price $11.50 (a)	10,130	2,420
Iron Horse Acquisitions Corp., Expires 02/16/2029, Exercise Price $11.50 (a)	12,150	389
Israel Acquisitions Corp., Expires 02/28/2028, Exercise Price $11.50 (a)	4,661	144
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Exercise Price $11.50 (a)	1,780	58
Keen Vision Acquisition Corp., Expires 03/15/2028, Exercise Price $11.50 (a)	10,401	562
Legato Merger Corp. III, Expires 03/28/2029, Exercise Price $11.50 (a)	10,026	1,754
Melar Acquisition Corp. I, Expires 06/01/2031, Exercise Price $11.50 (a)	4,397	605
New Horizon Aircraft Ltd., Expires 01/12/2029, Exercise Price $11.50 (a)	9,525	117
NKGen Biotech, Inc., Expires 05/31/2028, Exercise Price $11.50 (a)	1,520	107
Oak Woods Acquisition Corp., Expires 03/23/2028, Exercise Price $11.50 (a)	19,934	797
Slam Corp., Expires 02/23/2026, Exercise Price $11.50 (a)	3,115	467
Spark I Acquisition Corp., Expires 11/27/2028, Exercise Price $11.50 (a)	9,967	1,346
TOTAL WARRANTS (Cost $20,509)		16,637

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%	Shares
First American Treasury Obligations Fund - Class X, 4.79% (b)	56,761	56,761
TOTAL SHORT-TERM INVESTMENTS (Cost $56,761)		56,761

TOTAL INVESTMENTS - 100.1% (Cost $4,929,257)		5,188,580
Liabilities in Excess of Other Assets - (0.1)%		(3,643)
TOTAL NET ASSETS - 100.0%		$5,184,937

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

RiverNorth Enhanced Pre-Merger SPAC ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Special Purpose Acquisition Companies (SPACs)	$3,468,410	$663,733	$–	$5,056,747
Rights	18,146	40,290	–	58,436
Warrants	10,143	6,494	–	16,637
Money Market Funds	56,761	–	–	56,761
Total Investments	$3,553,459	$710,517	$–	$5,188,580

Refer to the Schedule of Investments for further disaggregation of investment categories.